Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table for CEO[1] ($)	Compensation Actually Paid to CEO[1,2] ($)	Average Summary Compensation Table Total for Non-CEO NEOs[1] ($)	Average Compensation Actually Paid to Non-CEO NEOs[1,3] ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)[4]	Net Income ($ in thousands)
2025	975,531	1,238,703	699,914	855,226	147.05	19,205
2024	980,055	1,134,850	655,172	743,351	116.16	13,955
2023	891,500	893,256	494,245	495,626	101.23	11,843

[1]	For the years 2025 and 2024 in the above table, the CEO is Michael C. Crapps, president and chief executive officer, and the Non-CEO NEOs are J. Ted Nissen, executive vice president and chief banking officer, and D. Shawn Jordan, executive vice president and chief financial officer. For the years 2023 in the above table, the CEO is Michael C. Crapps, president and chief executive officer, and the Non-CEO NEOs are J. Ted Nissen, executive vice president and chief banking officer, and Tanya A. Butts, former executive vice president and chief operations/risk officer.

[2]	This column represents the “compensation actually paid” to our CEO for each year, determined by starting with the amount set forth in the Summary Compensation Table (“SCT”) in the column entitled “Total Compensation” for the applicable year and adjusting that amount as follows (totaling $263,172, $154,795 and $1,756 for the years 2025, 2024 and 2023, respectively):
-	Increase for fair value of awards granted during year that remain unvested as of year-end
o	2025 = $24,170
o	2024 = $58,888
o	2023 = $8,847
-	Increase / decrease for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
o	2025 = $180,787
o	2024 = $46,949
o	2023 = ($5,153)
-	Increase / decrease for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
o	2025 = $58,215
o	2024 = $48,958
o	2023 = ($1,938)
[3]	This column represents the “compensation actually paid” to our Non-CEO NEOs for each year, determined by starting with the amount set forth in the SCT in the column entitled “Total Compensation” for the applicable year (and taking the average of those amounts for the non-CEO NEOs) and adjusting that amount as follows (totaling $155,312, $88,179 and $1,381 for the years 2025, 2024 and 2023, respectively):
-	Increase for fair value of awards granted during year that remain unvested as of year-end
o	2025 = $16,250
o	2024 = $34,642
o	2023 = $4,845
-	Increase / decrease for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
o	2025 = $106,239
o	2024 = $26,484
o	2023 = ($675)
-	Increase / decrease for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
o	2025 = $32,823
o	2024 = $27,053
o	2023 = ($2,789)
[4]	Total Shareholder Return assumes $100 was invested in our common stock on December 31, 2022 and assumes the reinvestment of all cash dividends prior to any tax effect and retention of all stock dividends.

Named Executive Officers, Footnote [Text Block]		For the years 2025 and 2024 in the above table, the CEO is Michael C. Crapps, president and chief executive officer
PEO Actually Paid Compensation Amount	[1],[2]	$ 1,238,703	$ 1,134,850	$ 893,256
Non-PEO NEO Average Total Compensation Amount	[1]	699,914	655,172	494,245
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 855,226	743,351	495,626
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		the Non-CEO NEOs are J. Ted Nissen, executive vice president and chief banking officer, and D. Shawn Jordan, executive vice president and chief financial officer.
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Our TSR

The graph below shows the relationship between the compensation actually paid to our CEO and the average compensation actually paid to our non-CEO NEOs and our TSR.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Our Net Income

The graph below shows the relationship between the compensation actually paid to our CEO and the average compensation actually paid to our non-CEO NEOs and our net income.

Total Shareholder Return Amount	[4]	$ 147.05	116.16	101.23
Net Income (Loss) Attributable to Parent		$ 19,205,000	13,955,000	11,843,000
PEO Name		Michael C. Crapps
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 263,172	154,795	1,756
PEO [Member] | Increase For Fair Value Of Awards Granted During Year That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		24,170	58,888	8,847
PEO [Member] | Increase Decrease For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		180,787	46,949	(5,153)
PEO [Member] | Increase Decrease For Change In Fair Value From Prior Year End To Vesting Datef Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		58,215	48,958	(1,938)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		155,312	88,179	1,381
Non-PEO NEO [Member] | Increase For Fair Value Of Awards Granted During Year That Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		16,250	34,642	4,845
Non-PEO NEO [Member] | Increase Decrease For Change In Fair Value From Prior Year End To Current Year End Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		106,239	26,484	(675)
Non-PEO NEO [Member] | Increase Decrease For Change In Fair Value From Prior Year End To Vesting Datef Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		32,823	27,053	(2,789)
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	$ 975,531	$ 980,055	$ 891,500

[1]	For the years 2025 and 2024 in the above table, the CEO is Michael C. Crapps, president and chief executive officer, and the Non-CEO NEOs are J. Ted Nissen, executive vice president and chief banking officer, and D. Shawn Jordan, executive vice president and chief financial officer. For the years 2023 in the above table, the CEO is Michael C. Crapps, president and chief executive officer, and the Non-CEO NEOs are J. Ted Nissen, executive vice president and chief banking officer, and Tanya A. Butts, former executive vice president and chief operations/risk officer.
[2]	This column represents the “compensation actually paid” to our CEO for each year, determined by starting with the amount set forth in the Summary Compensation Table (“SCT”) in the column entitled “Total Compensation” for the applicable year and adjusting that amount as follows (totaling $263,172, $154,795 and $1,756 for the years 2025, 2024 and 2023, respectively):
[3]	This column represents the “compensation actually paid” to our Non-CEO NEOs for each year, determined by starting with the amount set forth in the SCT in the column entitled “Total Compensation” for the applicable year (and taking the average of those amounts for the non-CEO NEOs) and adjusting that amount as follows (totaling $155,312, $88,179 and $1,381 for the years 2025, 2024 and 2023, respectively):
[4]	Total Shareholder Return assumes $100 was invested in our common stock on December 31, 2022 and assumes the reinvestment of all cash dividends prior to any tax effect and retention of all stock dividends.